Income Taxes - Tax attributes (gross) (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Corporation tax loss carryforwards	€ 939,479	€ 661,501
Trade tax loss carryforwards	935,268	659,161
Interest carryforwards	10,151	€ 15,348
Tax loss carryforwards cannot be used	€ 56,891